Inventories, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net
4. Inventories, net
Inventories consist of the following:

	September 30,	December 31,
(in thousands)	2023	2022
Finished products	$1,443	$4,567
Finished products - LT	3,121	—

Total inventories, net	$4,564	$4,567

Finished products - LT represents inventory not expected to be sold in the next twelve months.
5. Inventories, net Inventories consist of the following:

	December 31,
(in thousands)	2022	2021
Finished products	$4,567	$2,056

Total inventories, net	$4,567	$2,056